Consolidated Balance Sheets (Parentheticals) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Accounts receivable, net of allowance for credit losses (in Dollars)	$ 900	$ 500
Ordinary shares, nominal value (in Dollars per share)	$ 0.01	$ 0.01
Ordinary shares, authorized	180,000,000	180,000,000
Ordinary shares, issued	67,086,000	65,677,000
Ordinary shares, outstanding	67,086,000	65,677,000